Taxation - Schedule of Unused Tax Losses (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 425,671
Singapore [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 137,477
Tax Jurisdiction, Earliest year of expiration if not utilized	Indefinitely
United States [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 176,653
Tax Jurisdiction, Earliest year of expiration if not utilized	Indefinitely
Bhutan [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 71,116
Tax Jurisdiction, Earliest year of expiration if not utilized	Indefinitely
Norway [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 25,369
Tax Jurisdiction, Earliest year of expiration if not utilized	Indefinitely
Malaysia [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 8,679
Tax Jurisdiction, Earliest year of expiration if not utilized	2036
Hong Kong [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 4,169
Tax Jurisdiction, Earliest year of expiration if not utilized	Indefinitely
Ethiopia [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 1,919
Tax Jurisdiction, Earliest year of expiration if not utilized	2030
United Arab Emirates [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 226
Tax Jurisdiction, Earliest year of expiration if not utilized	Indefinitely
Vietnam [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 54
Tax Jurisdiction, Earliest year of expiration if not utilized	2031
Thailand [Member]
Schedule of Unused Tax Losses [Line Items]
Tax Jurisdiction, Amount	$ 9
Tax Jurisdiction, Earliest year of expiration if not utilized	2028